GENERAL INFORMATION AND BASIS OF PREPARATION - Schedule of Number of Selling Days (Details) - day	6 Months Ended		12 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Dec. 31, 2025	Jun. 27, 2025	Dec. 31, 2024
Disclosure of changes in reporting period [Line Items]
Number of days in selling week	5 days
Number of selling days in period	128	130			262
Change				(2)
Forecast
Disclosure of changes in reporting period [Line Items]
Number of selling days in period			261
Change			(1)